Unaudited Consolidated statements of financial position - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Assets
Goodwill		$ 926	$ 961
Deferred acquisition costs and other intangible assets		6,525
Property, plant and equipment		525	584
Reinsurers' share of insurance contract liabilities		9,891
Deferred tax assets		298
Current tax recoverable		23
Accrued investment income		1,092
Other debtors		2,238
Investment properties		39
Investment in joint ventures and associates accounted for using the equity method		2,056
Loans		2,440
Equity securities and holdings in collective investment schemes	[1]	60,466
Debt securities	[1]	92,728
Derivative assets		485
Deposits		3,344
Assets held for distribution	[2]	335,750
Cash and cash equivalents		6,295
Total assets		525,121
Equity
Shareholders' equity		15,713
Non-controlling interests		510
Total equity		16,223	22,119
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		144,809	144,733
Unallocated surplus of with-profits funds		6,273	5,217
Core structural borrowings of shareholder-financed businesses		6,404
Operational borrowings		895
Obligations under funding, securities lending and sale and repurchase agreements		396
Net asset value attributable to unit holders of consolidated investment funds		5,770
Deferred tax liabilities		2,735
Current tax liabilities		200
Accruals, deferred income and other creditors		8,017	8,445
Provisions		227
Derivative liabilities		412
Liabilities held for distribution	[2]	332,760
Total liabilities		508,898
Total equity and liabilities		525,121
Continuing and discontinued operations
Assets
Goodwill			961
Deferred acquisition costs and other intangible assets			20,345
Property, plant and equipment			893
Reinsurers' share of insurance contract liabilities		9,891	46,595
Deferred tax assets			4,858
Current tax recoverable			444
Accrued investment income			1,427
Other debtors			3,171
Investment properties		39	23
Investment in joint ventures and associates accounted for using the equity method		2,056	1,962
Loans		2,440	14,588
Equity securities and holdings in collective investment schemes		60,466	278,635	[1]
Debt securities		92,728	125,829	[1]
Derivative assets			2,599
Other financial investments	[1]		1,867
Deposits			3,882
Assets held for distribution		335,750
Cash and cash equivalents		6,295	8,018
Total assets		525,121	516,097
Equity
Shareholders' equity		15,713	20,878
Non-controlling interests		510	1,241
Total equity		16,223	22,119
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)			441,246
Unallocated surplus of with-profits funds			5,217
Core structural borrowings of shareholder-financed businesses		6,404	6,633
Operational borrowings		895	2,444
Obligations under funding, securities lending and sale and repurchase agreements			9,768
Net asset value attributable to unit holders of consolidated investment funds			5,975
Deferred tax liabilities			6,075
Current tax liabilities			280
Accruals, deferred income and other creditors			15,508
Provisions			350
Derivative liabilities			482
Liabilities held for distribution		332,760
Total liabilities		508,898	493,978
Total equity and liabilities		$ 525,121	$ 516,097

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 30 June 2021 are $1,006 million of lent securities and assets subject to repurchase agreements (31 December 2020: $895 million from continuing operations). Included within discontinued operations is $2,281 million (31 December 2020: $1,112 million).
[2]	Assets and liabilities held for distribution at 30 June 2021 related to the Group’s US operations which were classified as discontinued operations in half year 2021, as discussed in note A1. A line-by-line analysis of assets and liabilities for the discontinued US operations is included in note D1.2. The 2020 comparative results for the assets and liabilities at 31 December 2020 are as published and not re-presented on a basis consistent with 30 June 2021 (as described in note A1).